Goldman Sachs Multi-Manager Non-Core Fixed Income Fund Performance Management - Goldman Sachs Multi-Manager Non-Core Fixed Income Fund	Oct. 31, 2025
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class R6 Shares from year to year; and (b) how the average annual total returns of the Fund’s Class R6 Shares compares to those of a regulatorily required broad-based securities market index (Bloomberg Global Aggregate Index (Gross, USD, Hedged)) (the “Regulatory Benchmark”) and the Multi-Manager Non-Core Fixed Income Custom Composite Index (the “Performance Benchmark”), which is comprised of the Bloomberg Global High Yield Corporate Index (Gross, USD, Hedged) (70%) and the S&P UBS Leveraged Loan Index (Gross, USD, Hedged) (30%). Prior to September 30, 2025, the constituent indices of the former performance benchmark (“Multi-Manager Non-Core Fixed Income Composite Dynamic Index”) were the Bloomberg Global High Yield Corporate Index (Gross, USD, Unhedged), the J.P. Morgan Government Bond Index—Emerging Markets (GBI-EMSM) Global Diversified Index (Gross, USD, Unhedged), the S&P UBS Leveraged Loan Index (Gross, USD, Unhedged) (formerly, Credit Suisse Leveraged Loan Index (Gross, USD, Unhedged)) and the J.P. Morgan Emerging Market Bond Index (EMBISM) Global Diversified Index (Gross, USD, Unhedged), as weighted in accordance with the relative market capitalizations of each constituent index (as determined by the constituent index providers) as of the last business day of the previous calendar year.The Investment Adviser believes that the new composition of the Performance Benchmark is an appropriate blended index against which to measure performance in light of the Fund’s investment strategy.The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Investment Adviser uses to measure the Fund’s performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with regulatory requirements. For additional information about these benchmark indices, please see “Additional Performance and Benchmark Information” on page 30 of the Prospectus. The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future. Updated performance information is available at no cost by calling the phone number on the back cover of the Prospectus. Performance reflects applicable fee waivers and/or expense limitations in effect during the periods shown.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance, before and after taxes, is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	The bar chart and table below provide an indication of the risks of investing in the Fund by showing: (a) changes in the performance of the Fund’s Class R6 Shares from year to year; and (b) how the average annual total returns of the Fund’s Class R6 Shares compares to those of a regulatorily required broad-based securities market index (Bloomberg Global Aggregate Index (Gross, USD, Hedged)) (the “Regulatory Benchmark”) and the Multi-Manager Non-Core Fixed Income Custom Composite Index (the “Performance Benchmark”), which is comprised of the Bloomberg Global High Yield Corporate Index (Gross, USD, Hedged) (70%) and the S&P UBS Leveraged Loan Index (Gross, USD, Hedged) (30%). Prior to September 30, 2025, the constituent indices of the former performance benchmark (“Multi-Manager Non-Core Fixed Income Composite Dynamic Index”) were the Bloomberg Global High Yield Corporate Index (Gross, USD, Unhedged), the J.P. Morgan Government Bond Index—Emerging Markets (GBI-EMSM) Global Diversified Index (Gross, USD, Unhedged), the S&P UBS Leveraged Loan Index (Gross, USD, Unhedged) (formerly, Credit Suisse Leveraged Loan Index (Gross, USD, Unhedged)) and the J.P. Morgan Emerging Market Bond Index (EMBISM) Global Diversified Index (Gross, USD, Unhedged), as weighted in accordance with the relative market capitalizations of each constituent index (as determined by the constituent index providers) as of the last business day of the previous calendar year.
Performance Additional Market Index [Text]	The Performance Benchmark is generally more representative of the market sectors and/or types of investments in which the Fund invests or to which the Fund has exposure and which the Investment Adviser uses to measure the Fund’s performance. The Fund has included in the table below the performance of the Regulatory Benchmark, which represents a broader measure of market performance, to comply with regulatory requirements.
Bar Chart [Heading]	CALENDAR YEAR (CLASS R6)
Bar Chart Closing [Text Block]	During the periods shown in the chart above:ReturnsQuarter endedBest Quarter Return10.10%June 30, 2020Worst Quarter Return-13.58%March 31, 2020
Performance Table Heading	AVERAGE ANNUAL TOTAL RETURNFor the period ended December 31, 2025
Performance Table Narrative	Benchmark returns do not reflect any deductions for fees or expenses.After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	Actual after-tax returns depend on an investor’s tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold Fund shares through tax-deferred arrangements such as 401(k) plans or individual retirement accounts.
Index No Deduction for Fees, Expenses, or Taxes [Text]	Benchmark returns do not reflect any deductions for fees or expenses.
Class R6 Shares
Prospectus [Line Items]
Highest Quarterly Return, Label [Optional Text]	Best Quarter Return
Highest Quarterly Return	10.10%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter Return
Lowest Quarterly Return	(13.58%)
Lowest Quarterly Return, Date	Mar. 31, 2020